EARNINGS PER SHARE - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net earnings (basic)	$ 14,439	$ 12,121	$ 10,111
Net earnings (diluted)	$ 14,439	$ 12,121	$ 10,111
Denominator:
Weighted-average shares outstanding (basic) (in shares)	10,230,840	8,968,262	8,796,029
Effect of dilutive securities:
Common stock equivalent shares from stock options (in shares)	82,529	8,066	5,958
Weighted-average shares outstanding (diluted) (in shares)	10,313,369	8,976,328	8,801,987
Net earnings per share
Basic (in USD per share)	$ 1.41	$ 1.35	$ 1.15
Diluted (in USD per share)	$ 1.40	$ 1.35	$ 1.15